Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2015
Prospectus

Kim Miller no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursementA	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.25%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 26
3 years	$ 101
5 years	$ 185
10 years	$ 432
FCV-I-16-02  October 1, 2016
1.9585864.103

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Chan (co-manager) and Robert Galusza (co-manager) have managed the fund since November 2015.

Effective October 1, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

Initial purchase and balance minimums with respect to Institutional Class generally will apply to aggregate account balances at the plan sponsor level for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) and the provider level for managed account programs that charge an asset-based fee. The initial purchase and balance minimums generally will apply at the investing fund level for mutual funds.

There is no initial purchase minimum or minimum balance for Institutional Class for qualified tuition programs for which Fidelity serves as investment manager. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Robert Chan is co-manager of the fund, which he has managed since November 2015. Since joining Fidelity Investments in 2004, Mr. Chan has worked as a research analyst and a portfolio manager.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2015
Prospectus

Kim Miller no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the Retail Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 36
3 years	$ 123
5 years	$ 218
10 years	$ 499
FCV-16-02  October 1, 2016
1.9585863.103

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Chan (co-manager) and Robert Galusza (co-manager) have managed the fund since November 2015.

Effective October 1, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

There is no initial purchase minimum or minimum balance for managed account programs that charge an asset-based fee, a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Robert Chan is co-manager of the fund, which he has managed since November 2015. Since joining Fidelity Investments in 2004, Mr. Chan has worked as a research analyst and a portfolio manager.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.